SEGMENTS (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	$ 925	$ (586)	$ 1,897	$ 288
Amounts not allocated to segments [Abstract]
Depreciation and amortization			778	787
General and administrative expenses	302	319	604	626
Legal Settlements And Loss Contingencies	26	1,435	55	1,462
Impairments Restructuring And Others	143	104	200	162
Financial expenses - net	(78)	(89)	(159)	(264)
Income before income taxes	847	(675)	1,738	24
Segments and Other activities [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,669	1,579	3,336	3,136
Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,602	1,490	3,218	3,004
Generics [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	532	376	1,031	758
Specialty [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,070	1,114	2,187	2,246
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	67	89	118	132
Segment Reconciling Items [Member]
Amounts not allocated to segments [Abstract]
Depreciation and amortization	256	288	541	567
General and administrative expenses	302	319	604	626
Legal Settlements And Loss Contingencies	26	1,435	55	1,462
Impairments Restructuring And Others	143	104	200	162
Otehr Unallocated Amounts	$ 17	$ 19	$ 39	$ 31